Related Party Transactions (Details) (USD $)				0 Months Ended	9 Months Ended
	Oct. 31, 2013	Dec. 31, 2012	Oct. 31, 2013 Kent Watts [Member]	Apr. 11, 2012 Kent Watts [Member] 7% Convertible Debenture [Member]	Dec. 31, 2012 Kent Watts [Member] 7% Convertible Debenture [Member]
7% Convertible Debenture [Abstract]
Interest rate on debenture (in hundredths)				7.00%
Due date				Apr. 11, 2017
Maximum borrowing capacity				$ 2,000,000
Total amount owed				854,746	1,690,000
Additional amount advanced					835,254
Accrued interest payable on debenture					62,972
Accounts payable - related party [Abstract]
Accounts payable to related party	$ 1,338,658	$ 9,408	$ 1,329,250